Loans (Details) - Schedule of Loans - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Long-term loan:
Current portion	$ 478,880
Non-current portion	3,507,092
Post Savings Bank of China [Member]
Long-term loan:
Long-term loan	3,985,972
Everbright Bank [Member]
Short-term loan:
Short-term loan	$ 7,042,353